New York Life Insurance Company 51 Madison Avenue New York, NY 10591 Bus: (212) 576-7786 Fax: (212) 576-8339 E-Mail: jennifer_sendor@newyorklife.com www.newyorklife.com
Jennifer Sendor Assistant General Counsel

VIA EDGAR

May 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation

      Variable Annuity Separate Account – III

      File Nos. 333-30706 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 12, 2012 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer Sendor

Jennifer Sendor

Assistant General Counsel